Net Sales and Operating Loss of CRS Proppants (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Revenues	$ 252,132	$ 277,409	$ 328,988	$ 284,963	$ 223,780	$ 291,529	$ 284,808	$ 266,251	$ 1,143,492	$ 1,066,368	$ 898,396
Operating Loss									273,028	302,301	$ 224,638
CRS Proppants [Member]
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Revenues									44,365	28,035
Operating Loss									$ 41,137	$ 5,002